INTANGIBLES	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLES
NOTE 6 – INTANGIBLES
Finite-Lived Intangible Assets
The following is a summary of finite-lived intangible assets as of December 31, 2023 and 2022, in thousand:

	December 31, 2023
	Cost	Accumulated Amortization	Net
Customer relationships	$301	$(110)	$191
	$301	$(110)	$191

	December 31, 2022
	Cost	Accumulated Amortization	Net
Customer relationships	$301	$(49)	$252
	$301	$(49)	$252
Intangible asset amortization expense was $61 thousand and $49 thousand for the year ended December 31, 2023 and 2022, respectively.
As of December 31, 2023, future amortization expense is expected to be as follows, in thousand:

Fiscal years ending December 31,	Amount
2024	$60
2025	60
2026	60
2027	11
$191
Indefinite - Lived Intangible Assets
The following table summarizes the balances as of December 31, 2023 and 2022, of the indefinite-lived intangible assets, in thousand:

	December 31, 2023	December 31, 2022
Intangible asset – Part 135 certificate	$1,200	$1,363
The FAA Part 135 certificate for a total amount of $1.2 million relates to the certificate acquired from the GCA acquisition.
During the year ended December 31, 2023, the Company transferred its Fly Dreams LLC operations to GCA and sold its membership interest in Fly Dreams LLC, including Fly Dreams FAA Part 135 Certificate, with a carrying balance of $163 thousand, for a selling price of $550 thousand, which resulted in a gain in the amount of $387 thousand, which was reported in other income in the consolidated statement of operations for the year ended December 31, 2023.
The Company did not recognize any impairment of the Part 135 certificates as of December 31, 2023, and 2022.